STOCK-BASED COMPENSATION (Details)		1 Months Ended			3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 18, 2015 installments shares	Jul. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Nov. 24, 2015 USD ($)	Dec. 31, 2016 USD ($) installments $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans									1
Shares available for grant (in shares)					5,000,000.0				5,000,000.0
Equity awards outstanding, including historical plans and subsidiary awards granted prior to IPO (in shares)					39,500,000				39,500,000
Term of share-based compensation plan (in years)										10 years
Unrecognized compensation cost related to all equity awards | $					$ 90,600,000				$ 90,600,000
Weighted-average period of recognition (in years)									2 years 8 months
Tax benefit recognized related to stock-based compensation | $									$ 16,400,000	$ 16,900,000	$ 7,900,000
Number of stock options outstanding			34,832,000		33,646,000				33,646,000	34,832,000
Intrinsic value of stock options exercised | $									$ 37,300,000	$ 5,700,000	$ 10,700,000
Number of stock options granted during period									8,710,000	21,100,000	5,600,000
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share) | $ / shares			$ 3.46		$ 2.98				$ 2.98	$ 3.46	$ 5.21
Number of stock options granted in period with exercise price greater than market price									0	0
Cash received from stock option exercises | $			$ 13,900,000					$ 0	$ 39,700,000		$ 0
Tax benefit realized from stock option exercises | $			100,000					$ 1,200,000	$ 100,000		$ 1,700,000
Vesting period of subsidiary denominated awards (in years)									4 years
Common shares issued to settle subsidiary denominated awards (in shares)		1,700,000
Payment of withholding taxes related to settlement of subsidiary denominated awards | $		$ 22,800,000
Aggregate intrinsic value of subsidiary denominated equity awards | $			$ 246,300,000		$ 329,100,000				$ 329,100,000	$ 246,300,000
Aggregate intrinsic value of subsidiary denominated equity awards related to vested shares | $					250,400,000				250,400,000
Aggregate intrinsic value of subsidiary denominated equity awards related to unvested shares | $					78,700,000				$ 78,700,000
Aggregate number of shares required to settle subsidiary equity awards at current estimated fair values									19,200,000	18,200,000
Aggregate number of shares required to settle subsidiary equity awards at current estimated fair values, giving effect to withholding taxes									9,600,000	9,100,000
Estimated amount of payment of withholding taxes related to settlement of subsidiary equity awards at current estimated fair value | $									$ 164,600,000	$ 123,200,000
Assumed withholding rate									50.00%	50.00%
Incremental aggregate shares required to settle award for each 10% increase in fair value estimate of subsidiary (in shares)									2,700,000
Incremental compensation cost | $					7,700,000	$ 6,800,000
Vested equity awards settled in cash | $					$ 23,400,000		$ 13,400,000
Fair value of equity award to non-employee | $									$ 14,300,000
Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Number of stock options granted during period	1,800,000
Tinder
Share-based Compensation Arrangement by Share-based Payment Award
Subsequent liquidity events (in months)									18 months
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installments									4
Vesting period (in years)									4 years
Contractual term of awards (in years)									10 years
Expected volatility									27.00%	28.00%	29.00%
Risk-free interest rate									1.30%	1.30%	1.30%
Dividend yield									0.00%	0.00%	0.00%
Stock Options | Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installments	4
Vesting period (in years)	4 years
Contractual term of awards (in years)	10 years
Expected volatility	27.00%
Risk-free interest rate	2.30%
Dividend yield	0.00%
Stock Options | IAC
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)									4 years
Number of stock options outstanding					400,000				400,000
Contractual term of awards (in years)									10 years
Number of stock options granted during period									100,000	0	0
Stock Options | IAC | Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost | $				$ 7,400,000
Stock Options | Period One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period									25.00%
Stock Options | Period Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period									25.00%
Stock Options | Period Three
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period									25.00%
Stock Options | Period Four
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period									25.00%
Performance Options
Share-based Compensation Arrangement by Share-based Payment Award
Number of stock options outstanding					4,900,000				4,900,000
Number of performance-based options expected to vest in future periods					100,000				100,000
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (in usd per share) | $ / shares			$ 14.52						$ 12.65
Fair value of equity awards other than options vested during period | $									$ 1,100,000
Number of equity awards other than options granted during period											0
Number of equity awards other than options outstanding											0
Number of equity awards other than options vested during period										0
RSUs and PSUs | IAC
Share-based Compensation Arrangement by Share-based Payment Award
Number of equity awards other than options granted during period									100,000	700,000	0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)									3 years
Weighted average grant date fair value of market-based awards (in usd per share) | $ / shares									$ 16.32
Number of equity awards other than options granted during period									229,000
Number of equity awards other than options outstanding			373,000		539,000				539,000	373,000
Number of equity awards other than options vested during period									63,000
PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installments									2
Vesting period (in years)									2 years
Weighted average grant date fair value of market-based awards (in usd per share) | $ / shares									$ 10.11
Number of equity awards other than options granted during period									330,000
Number of equity awards other than options outstanding			0		165,000				165,000	0
Number of equity awards other than options vested during period									0
Market-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (in usd per share) | $ / shares			$ 2.15						$ 1.77
Fair value of equity awards other than options vested during period | $									$ 100,000
Number of equity awards other than options granted during period									1,465,000		0
Number of equity awards other than options outstanding			117,000		1,536,000				1,536,000	117,000
Number of equity awards other than options vested during period									7,000	0	0